Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2016
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Sep. 28, 2015
PNC INTERNATIONAL EQUITY FUND | CLASS I
Prospectus:
Trading Symbol	PIUIX
PNC INTERNATIONAL EQUITY FUND | CLASS A
Prospectus:
Trading Symbol	PMIEX
PNC INTERNATIONAL EQUITY FUND | CLASS C
Prospectus:
Trading Symbol	PIUCX